SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when estimating fair value. No new options or warrants were issued during the years ended December 31, 2016 and 2015.

	Quoted Active Markets for Identified Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total

	(Level 1)	(Level 2)	(Level 3)
December 31, 2016
Common stock issued for services	-	$286,575	-	$286,575

December 31, 2015
Common stock issued for services	-	$197,500	-	$197,500

Schedule of Weighted Average Number of Shares [Table Text Block]
The weighted average number of common shares outstanding at December 31, 2015 was computed as follows:

Acacia Diversified Holdings, Inc. Shares outstanding at December 31, 2015	12,955,406

Shares issued to MariJ Group shareholders, January 15, 2016	2,474,850
15,430,256